Note 15 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Note 15 - Discontinued Operations (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
In millions	2013	2012
Transportation and distribution	$8,384	$7,992
Storage facilities	1,170	1,149
Other	854	820
Construction work in progress	544	371
Total PP&E, gross	10,952	10,332
Less accumulated depreciation	2,295	2,115
Total PP&E, net	$8,657	$8,217

Schedule of Goodwill [Table Text Block]
In millions	Distribution Operations	Retail Operations	Wholesale Services	Midstream Operations	Other	Consolidated (1)
Goodwill - December 31, 2011	$1,586	$124	$2	$16	$8	$1,736
Adjustments to initial Nicor purchase price allocation and other	54	(2)	(2)	(2)	(8)	40
Goodwill - December 31, 2012	1,640	122	-	14	-	1,776
2013 acquisitions	-	51	-	-	-	51
Goodwill - December 31, 2013	$1,640	$173	$-	$14	$-	$1,827

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Weighted average	December 31, 2013			December 31, 2012
In millions	amortization period (in years)	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships
Retail operations	13	$130	$(15)	$115	$53	$(6)	$47
Trade names
Retail operations	13	45	(6)	39	30	(2)	28
Wholesale services	-	-	-	-	1	-	1
Total		$175	$(21)	$154	$84	$(8)	$76

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	2013	2012	2011
Shares purchased on the open market	97,734	103,589	65,843
Average per-share purchase price	$42.96	$38.96	$40.55
Total purchase price discount	$628,358	$591,855	$401,346

Balance Sheet [Member]
Note 15 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	December 31,
In millions	2013	2012
Current assets
Cash and cash equivalents	$24	$23
Short-term investments	1	2
Receivables	36	34
Inventories	9	9
Other	1	8
Total current assets	71	76
Long-term assets and other deferred debits
Property, plant and equipment, net	124	130
Goodwill	61	61
Intangible assets	19	20
Other	8	4
Total long-term assets and other deferred debits	212	215
Total assets held for sale	$283	$291
Current liabilities
Accrued expenses	$7	$7
Other accounts payable - trade	11	8
Other	22	24
Total current liabilities	40	39
Total liabilities held for sale	$40	$39

Income Statement [Member]
Note 15 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	December 31,
In millions	2013	2012	2011
Operating revenues	$365	$342	$19
Operating expenses
Cost of goods sold	222	208	12
Operation and maintenance	110	106	6
Depreciation and amortization	19	22	1
Taxes other than income taxes	6	6	-
Total operating expenses	357	342	19
Operating income	8	-	-
Income before income taxes	8	-	-
Income tax expense (benefit)	3	(1)	-
Income from discontinued operations, net of tax	$5	$1	$-

Tropical Shipping [Member]
Note 15 - Discontinued Operations (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
In millions	2013	2012
Shipping vessels and containers	148	145
Construction work in progress	4	1
Total PP&E, gross	152	146
Less accumulated depreciation	28	16
Total PP&E, net	$124	$130

Schedule of Goodwill [Table Text Block]
In millions
Goodwill - December 31, 2011	$77
Adjustments to initial Nicor purchase price allocation and other	(16)
Goodwill - December 31, 2012	61
Goodwill - December 31, 2013	$61

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Weighted average	December 31, 2013			December 31, 2012
In millions	amortization period (in years)	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	18	$6	$-	$6	$6	$-	$6
Trade names	15	15	(2)	13	15	(1)	14
Total		$21	$(2)	$19	$21	$(1)	$20

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
In millions	2013	2012
Money market funds (1)	$48	$66

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	2013	2012	2011
Shares purchased on the open market	5,609	4,543	-
Average per-share purchase price	$42.96	$38.96	-
Total purchase price discount	$35,928	$26,423	-